Deposits	12 Months Ended
Dec. 31, 2018
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding at December 31, 2018 and 2017 are summarized below by account type.

	December 31, 2018			December 31, 2017
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$219,515,207	0.09%	0.00-1.98%	$197,434,385	0.04%	0.00-1.98%
Money Market Accounts	261,136,008	0.65%	0.00-2.23%	231,652,920	0.28%	0.00-1.10%
Savings Accounts	48,391,799	0.14%	0.00-0.14%	42,927,311	0.11%	0.00-0.11%
Total	$529,043,014	0.31%	0.00-2.23%	$472,014,616	0.16%	0.00-1.98%
Certificate Accounts:
0.00 – 0.99%	$70,854,896			$129,354,569
1.00 – 1.99%	120,011,938			99,627,750
2.00 – 2.99%	47,586,859			1,109,684
Total	$238,453,693	1.37%	0.35-2.86%	$230,092,003	0.90%	0.10-2.00%
Total Deposits	$767,496,707	0.64%	0.00-2.86%	$702,106,619	0.41%	0.00-2.00%

Included in the certificates above were $33.1 million and $24.4 million in brokered deposits at December 31, 2018 and 2017, respectively, with a weighted average interest rate of 1.86% and 1.23%, respectively. Of the $33.1 million in brokered deposits at December 31, 2018, $15.1 million mature within one year. At December 31, 2018 and 2017, the Bank had $59,000 and $81,000, respectively, in overdrafts that were reclassified to loans.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $151.5 million and $139.7 million at December 31, 2018 and 2017, respectively. Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $89.2 million and $78.6 million at December 31, 2018 and 2017, respectively.

(9)         Deposits, Continued

The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2018 and 2017:

	December 31,
	2018	2017
Within 1 Year	$160,771,824	$135,173,064
After 1 Year, Within 2 Years	43,330,060	56,687,383
After 2 Years, Within 3 Years	23,990,251	11,572,310
After 3 Years, Within 4 Years	6,358,577	19,946,316
After 4 Years, Within 5 Years	3,488,598	6,208,724
Thereafter	514,383	504,206
	$238,453,693	$230,092,003